Distribution Date:	10/18/24	BENCHMARK 2019-B11 Mortgage Trust
Determination Date:	10/11/24
Next Distribution Date:	11/18/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2019-B11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
Bond / Collateral Reconciliation - Cash Flows	7		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	14-15		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Directing Holder	RREF III Debt AIV, L.P.
Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162BBA9	2.568200%	14,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162BBB7	3.409700%	81,700,000.00	5,880,551.03	286.64	16,709.10	0.00	0.00	16,995.74	5,880,264.39	32.89%	30.00%
A-3	08162BBC5	3.261600%	20,600,000.00	20,600,000.00	0.00	55,990.80	0.00	0.00	55,990.80	20,600,000.00	32.89%	30.00%
A-4	08162BBD3	3.280500%	215,325,000.00	215,325,000.00	0.00	588,644.72	0.00	0.00	588,644.72	215,325,000.00	32.89%	30.00%
A-5	08162BBE1	3.542100%	379,930,000.00	379,930,000.00	0.00	1,121,458.38	0.00	0.00	1,121,458.38	379,930,000.00	32.89%	30.00%
A-SB	08162BBF8	3.393200%	18,615,000.00	17,634,830.23	351,085.49	49,865.42	0.00	0.00	400,950.91	17,283,744.74	32.89%	30.00%
A-S	08162BBJ0	3.784000%	125,292,000.00	125,292,000.00	0.00	395,087.44	0.00	0.00	395,087.44	125,292,000.00	19.74%	18.00%
B	08162BBK7	3.955300%	43,070,000.00	43,070,000.00	0.00	141,962.31	0.00	0.00	141,962.31	43,070,000.00	15.21%	13.88%
C	08162BBL5	3.750000%	40,459,000.00	40,459,000.00	0.00	126,434.38	0.00	0.00	126,434.38	40,459,000.00	10.96%	10.00%
D	08162BAJ1	3.000000%	23,492,000.00	23,492,000.00	0.00	58,730.00	0.00	0.00	58,730.00	23,492,000.00	8.50%	7.75%
E	08162BAL6	3.000000%	18,272,000.00	18,272,000.00	0.00	45,680.00	0.00	0.00	45,680.00	18,272,000.00	6.58%	6.00%
F	08162BAN2	3.312000%	18,271,000.00	18,271,000.00	0.00	50,427.96	0.00	0.00	50,427.96	18,271,000.00	4.66%	4.25%
G*	08162BAQ5	3.312000%	10,441,000.00	10,441,000.00	0.00	28,817.16	0.00	0.00	28,817.16	10,441,000.00	3.56%	3.25%
H	08162BAS1	3.312000%	33,934,181.00	33,934,181.00	0.00	71,629.88	0.00	0.00	71,629.88	33,934,181.00	0.00%	0.00%
VRR	08162BAY8	4.463947%	54,952,694.03	50,136,924.60	18,493.27	185,347.75	0.00	0.00	203,841.02	50,118,431.33	0.00%	0.00%
R	08162BAW2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08162BAU6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,099,053,875.03	1,002,738,486.86	369,865.40	2,936,785.30	0.00	0.00	3,306,650.70	1,002,368,621.46

X-A	08162BBG6	0.967885%	856,162,000.00	764,662,381.26	0.00	616,754.35	0.00	0.00	616,754.35	764,311,009.13
X-B	08162BBH4	0.608088%	83,529,000.00	83,529,000.00	0.00	42,327.50	0.00	0.00	42,327.50	83,529,000.00
X-D	08162BAA0	1.463947%	41,764,000.00	41,764,000.00	0.00	50,950.23	0.00	0.00	50,950.23	41,764,000.00
X-F	08162BAC6	1.151947%	18,271,000.00	18,271,000.00	0.00	17,539.35	0.00	0.00	17,539.35	18,271,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	08162BAE2	1.151947%	10,441,000.00	10,441,000.00	0.00	10,022.90	0.00	0.00	10,022.90	10,441,000.00
X-H	08162BAG7	1.151947%	33,934,181.00	33,934,181.00	0.00	32,575.31	0.00	0.00	32,575.31	33,934,181.00
Notional SubTotal			1,044,101,181.00	952,601,562.26	0.00	770,169.64	0.00	0.00	770,169.64	952,250,190.13

Deal Distribution Total					369,865.40	3,706,954.94	0.00	0.00	4,076,820.34

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162BBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162BBB7	71.97736879	0.00350845	0.20451775	0.00000000	0.00000000	0.00000000	0.00000000	0.20802619	71.97386034
A-3	08162BBC5	1,000.00000000	0.00000000	2.71800000	0.00000000	0.00000000	0.00000000	0.00000000	2.71800000	1,000.00000000
A-4	08162BBD3	1,000.00000000	0.00000000	2.73375001	0.00000000	0.00000000	0.00000000	0.00000000	2.73375001	1,000.00000000
A-5	08162BBE1	1,000.00000000	0.00000000	2.95175001	0.00000000	0.00000000	0.00000000	0.00000000	2.95175001	1,000.00000000
A-SB	08162BBF8	947.34516411	18.86035402	2.67877626	0.00000000	0.00000000	0.00000000	0.00000000	21.53913027	928.48481010
A-S	08162BBJ0	1,000.00000000	0.00000000	3.15333333	0.00000000	0.00000000	0.00000000	0.00000000	3.15333333	1,000.00000000
B	08162BBK7	1,000.00000000	0.00000000	3.29608335	0.00000000	0.00000000	0.00000000	0.00000000	3.29608335	1,000.00000000
C	08162BBL5	1,000.00000000	0.00000000	3.12500012	0.00000000	0.00000000	0.00000000	0.00000000	3.12500012	1,000.00000000
D	08162BAJ1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	08162BAL6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	08162BAN2	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
G	08162BAQ5	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
H	08162BAS1	1,000.00000000	0.00000000	2.11084747	0.64915255	51.60579564	0.00000000	0.00000000	2.11084747	1,000.00000000
VRR	08162BAY8	912.36518036	0.33653073	3.37286012	0.02109796	1.72296576	0.00000000	0.00000000	3.70939084	912.02864964
R	08162BAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08162BAU6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162BBG6	893.12814778	0.00000000	0.72037109	0.00000000	0.00000000	0.00000000	0.00000000	0.72037109	892.71774399
X-B	08162BBH4	1,000.00000000	0.00000000	0.50674017	0.00000000	0.00000000	0.00000000	0.00000000	0.50674017	1,000.00000000
X-D	08162BAA0	1,000.00000000	0.00000000	1.21995570	0.00000000	0.00000000	0.00000000	0.00000000	1.21995570	1,000.00000000
X-F	08162BAC6	1,000.00000000	0.00000000	0.95995567	0.00000000	0.00000000	0.00000000	0.00000000	0.95995567	1,000.00000000
X-G	08162BAE2	1,000.00000000	0.00000000	0.95995594	0.00000000	0.00000000	0.00000000	0.00000000	0.95995594	1,000.00000000
X-H	08162BAG7	1,000.00000000	0.00000000	0.95995569	0.00000000	0.00000000	0.00000000	0.00000000	0.95995569	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/24 - 09/30/24	30	0.00	16,709.10	0.00	16,709.10	0.00	0.00	0.00	16,709.10	0.00
A-3	09/01/24 - 09/30/24	30	0.00	55,990.80	0.00	55,990.80	0.00	0.00	0.00	55,990.80	0.00
A-4	09/01/24 - 09/30/24	30	0.00	588,644.72	0.00	588,644.72	0.00	0.00	0.00	588,644.72	0.00
A-5	09/01/24 - 09/30/24	30	0.00	1,121,458.38	0.00	1,121,458.38	0.00	0.00	0.00	1,121,458.38	0.00
A-SB	09/01/24 - 09/30/24	30	0.00	49,865.42	0.00	49,865.42	0.00	0.00	0.00	49,865.42	0.00
X-A	09/01/24 - 09/30/24	30	0.00	616,754.35	0.00	616,754.35	0.00	0.00	0.00	616,754.35	0.00
X-B	09/01/24 - 09/30/24	30	0.00	42,327.50	0.00	42,327.50	0.00	0.00	0.00	42,327.50	0.00
X-D	09/01/24 - 09/30/24	30	0.00	50,950.23	0.00	50,950.23	0.00	0.00	0.00	50,950.23	0.00
X-F	09/01/24 - 09/30/24	30	0.00	17,539.35	0.00	17,539.35	0.00	0.00	0.00	17,539.35	0.00
X-G	09/01/24 - 09/30/24	30	0.00	10,022.90	0.00	10,022.90	0.00	0.00	0.00	10,022.90	0.00
X-H	09/01/24 - 09/30/24	30	0.00	32,575.31	0.00	32,575.31	0.00	0.00	0.00	32,575.31	0.00
A-S	09/01/24 - 09/30/24	30	0.00	395,087.44	0.00	395,087.44	0.00	0.00	0.00	395,087.44	0.00
B	09/01/24 - 09/30/24	30	0.00	141,962.31	0.00	141,962.31	0.00	0.00	0.00	141,962.31	0.00
C	09/01/24 - 09/30/24	30	0.00	126,434.38	0.00	126,434.38	0.00	0.00	0.00	126,434.38	0.00
D	09/01/24 - 09/30/24	30	0.00	58,730.00	0.00	58,730.00	0.00	0.00	0.00	58,730.00	0.00
E	09/01/24 - 09/30/24	30	0.00	45,680.00	0.00	45,680.00	0.00	0.00	0.00	45,680.00	0.00
F	09/01/24 - 09/30/24	30	0.00	50,427.96	0.00	50,427.96	0.00	0.00	0.00	50,427.96	0.00
G	09/01/24 - 09/30/24	30	0.00	28,817.16	0.00	28,817.16	0.00	0.00	0.00	28,817.16	0.00
H	09/01/24 - 09/30/24	30	1,724,412.57	93,658.34	0.00	93,658.34	22,028.46	0.00	0.00	71,629.88	1,751,200.41
VRR	09/01/24 - 09/30/24	30	93,175.61	186,507.14	0.00	186,507.14	1,159.39	0.00	0.00	185,347.75	94,681.61
Totals			1,817,588.18	3,730,142.79	0.00	3,730,142.79	23,187.85	0.00	0.00	3,706,954.94	1,845,882.02

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,076,820.34
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,745,328.68	Master Servicing Fee	5,114.13
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,099.99
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	417.81
ARD Interest	0.00	Operating Advisor Fee	1,214.25
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	250.68
Extension Interest	0.00	EU Reporting Administrator Fee	2,089.04
Interest Reserve Withdrawal	0.00	Total Fees	15,185.90
Total Interest Collected	3,745,328.68

Principal		Expenses/Reimbursements
Scheduled Principal	369,865.40	Reimbursement for Interest on Advances	1,876.88
Unscheduled Principal Collections		ASER Amount	2,234.50
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,024.18
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,052.29
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	369,865.40	Total Expenses/Reimbursements	23,187.85

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,706,954.94
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	369,865.40
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,076,820.34
Total Funds Collected	4,115,194.08	Total Funds Distributed	4,115,194.09

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,002,738,486.86	1,002,738,486.86	Beginning Certificate Balance	1,002,738,486.86
(-) Scheduled Principal Collections	369,865.40	369,865.40	(-) Principal Distributions	369,865.40
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,002,368,621.46	1,002,368,621.46	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,003,560,013.04	1,003,560,013.04	Ending Certificate Balance	1,002,368,621.46
Ending Actual Collateral Balance	1,003,214,271.39	1,003,214,271.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.46%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,000,842.06	1.10%	54	5.2100	NAP	Defeased	1	11,000,842.06	1.10%	54	5.2100	NAP
	9,999,999 or less	7	45,604,206.86	4.55%	54	4.8722	2.196892	1.49 or less	14	260,652,069.31	26.00%	54	4.9518	1.130793
10,000,000 to 19,999,999		12	164,933,829.84	16.45%	51	4.6890	2.647339	1.50 to 1.74	5	99,458,469.63	9.92%	46	4.3929	1.597682
20,000,000 to 24,999,999		5	113,500,427.63	11.32%	34	4.7135	2.683446	1.75 to 1.99	3	80,845,000.00	8.07%	54	4.7178	1.887223
25,000,000 to 49,999,999		15	467,329,315.07	46.62%	54	4.4817	2.136761	2.00 to 2.24	2	65,835,088.23	6.57%	55	4.4871	2.105189
	50,000,000 or greater	3	200,000,000.00	19.95%	54	4.0515	2.455000	2.25 or greater	18	484,577,152.23	48.34%	49	4.1910	3.273271
	Totals	43	1,002,368,621.46	100.00%	51	4.4820	2.342827	Totals	43	1,002,368,621.46	100.00%	51	4.4820	2.342827
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	11,000,842.06	1.10%	54	5.2100	NAP	Wisconsin	1	3,067,021.72	0.31%	54	4.6600	3.110000
Alabama	2	8,600,000.00	0.86%	54	4.5700	4.860000	Totals	248	1,002,368,621.46	100.00%	51	4.4820	2.342827
Arizona	1	8,520,895.29	0.85%	55	4.7500	1.550000
									Property Type³
California	6	179,945,000.00	17.95%	54	4.1611	1.988911
Florida	2	33,750,000.00	3.37%	12	4.8569	3.872519		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	4	47,770,907.50	4.77%	55	4.6000	2.190892		Properties	Balance	Agg. Bal.			DSCR¹
Hawaii	186	78,000,000.00	7.78%	52	4.3100	2.620000	Defeased	1	11,000,842.06	1.10%	54	5.2100	NAP
Illinois	2	46,026,196.55	4.59%	39	4.8128	2.747528	Industrial	32	94,996,579.77	9.48%	55	4.6013	2.750743
Iowa	3	2,334,344.31	0.23%	54	4.6600	3.110000	Lodging	9	110,901,657.05	11.06%	42	4.8489	2.231302
Louisiana	1	26,575,000.00	2.65%	55	4.9580	1.310000	Mixed Use	2	27,845,000.00	2.78%	54	4.9455	1.093286
Manitoba	1	1,175,691.66	0.12%	54	4.6600	3.110000	Multi-Family	7	132,500,839.06	13.22%	54	4.8592	2.227048
Michigan	7	28,109,576.51	2.80%	53	4.8047	3.858223	Office	10	473,741,624.18	47.26%	51	4.2018	2.517694
Minnesota	2	3,339,645.87	0.33%	54	4.6600	3.110000	Other	178	73,907,907.42	7.37%	52	4.3100	2.620000
Missouri	3	37,883,936.57	3.78%	34	4.8749	1.063265	Retail	6	62,703,264.42	6.26%	55	4.8131	1.421391
Nebraska	1	868,989.49	0.09%	54	4.6600	3.110000	Self Storage	3	14,770,907.50	1.47%	55	4.6000	1.433283
New Jersey	1	25,179,315.07	2.51%	55	5.1000	0.580000	Totals	248	1,002,368,621.46	100.00%	51	4.4820	2.342827
New York	5	198,561,152.99	19.81%	54	4.0483	2.416007
North Carolina	4	66,001,973.20	6.58%	52	5.5190	1.221517
Ohio	2	26,920,196.22	2.69%	55	4.8838	3.192975
Ontario	2	3,271,489.83	0.33%	54	4.6600	3.110000
Pennsylvania	3	61,967,588.88	6.18%	55	4.3411	2.207464
South Dakota	2	1,005,301.56	0.10%	54	4.6600	3.110000
Texas	3	30,961,169.09	3.09%	55	4.8537	2.065830
Virginia	1	12,760,240.38	1.27%	55	4.7600	1.420000
Washington	2	58,772,146.71	5.86%	55	4.0099	4.112870

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,000,842.06	1.10%	54	5.2100	NAP	Defeased	1	11,000,842.06	1.10%	54	5.2100	NAP
	3.99999% or less	7	265,200,000.00	26.46%	54	3.8672	2.822828	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	9	264,226,196.55	26.36%	51	4.2562	2.482802	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	20	349,833,782.70	34.90%	48	4.8094	2.293370	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	6	112,107,800.15	11.18%	53	5.3753	1.106373	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	1,002,368,621.46	100.00%	51	4.4820	2.342827	49 months or greater	42	991,367,779.40	98.90%	51	4.4739	2.351263
								Totals	43	1,002,368,621.46	100.00%	51	4.4820	2.342827
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,000,842.06	1.10%	54	5.2100	NAP	Defeased	1	11,000,842.06	1.10%	54	5.2100	NAP
	84 months or less	42	991,367,779.40	98.90%	51	4.4739	2.351263	Interest Only	27	782,630,000.00	78.08%	52	4.3716	2.430696
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	15	208,737,779.40	20.82%	48	4.8576	2.053443
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	1,002,368,621.46	100.00%	51	4.4820	2.342827	Totals	43	1,002,368,621.46	100.00%	51	4.4820	2.342827
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	11,000,842.06	1.10%	54	5.2100	NAP			No outstanding loans in this group
Underwriter's Information		1	14,770,907.50	1.47%	55	4.6000	1.433283
	12 months or less	41	976,596,871.90	97.43%	51	4.4720	2.365148
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	1,002,368,621.46	100.00%	51	4.4820	2.342827
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A13	30502513	OF	New York	NY	Actual/360	3.914%	244,625.00	0.00	0.00	N/A	03/11/29	--	75,000,000.00	75,000,000.00	10/11/24
1A24	30502522				Actual/360	3.914%	81,541.67	0.00	0.00	N/A	03/11/29	--	25,000,000.00	25,000,000.00	10/11/24
2A63	30502486	Various Various		HI	Actual/360	4.310%	107,750.00	0.00	0.00	N/A	02/07/29	--	30,000,000.00	30,000,000.00	10/07/24
2A82	30502490				Actual/360	4.310%	93,383.33	0.00	0.00	N/A	02/07/29	--	26,000,000.00	26,000,000.00	10/07/24
2A62	30502485				Actual/360	4.310%	79,016.67	0.00	0.00	N/A	02/07/29	--	22,000,000.00	22,000,000.00	10/07/24
3	30315983	OF	New York	NY	Actual/360	3.990%	249,375.00	0.00	0.00	N/A	05/06/29	--	75,000,000.00	75,000,000.00	10/07/24
4A6	30502552	OF	San Francisco	CA	Actual/360	3.850%	80,208.33	0.00	0.00	N/A	03/06/29	--	25,000,000.00	25,000,000.00	10/06/24
4A7	30502553				Actual/360	3.850%	80,208.33	0.00	0.00	N/A	03/06/29	--	25,000,000.00	25,000,000.00	10/06/24
5A7	30502800	LO	Various	Various	Actual/360	4.958%	103,291.67	0.00	0.00	N/A	05/01/29	--	25,000,000.00	25,000,000.00	10/01/24
5A8	30502801				Actual/360	4.958%	103,291.67	0.00	0.00	N/A	05/01/29	--	25,000,000.00	25,000,000.00	10/01/24
7	30316184	OF	Reading	PA	Actual/360	4.350%	181,250.00	0.00	0.00	N/A	05/06/29	--	50,000,000.00	50,000,000.00	10/06/24
8	30315742	OF	Cary	NC	Actual/360	5.742%	231,366.84	0.00	0.00	N/A	01/01/29	--	48,350,000.00	48,350,000.00	09/01/24
9	30315992	OF	Sunnyvale	CA	Actual/360	4.026%	142,583.33	0.00	0.00	04/06/29	06/06/34	--	42,500,000.00	42,500,000.00	10/06/24
10A1B	30316078	OF	Bellevue	WA	Actual/360	3.543%	88,580.79	0.00	0.00	05/06/29	10/06/30	--	30,000,000.00	30,000,000.00	10/06/24
10A1C	30316079				Actual/360	3.543%	30,117.47	0.00	0.00	05/06/29	10/06/30	--	10,200,000.00	10,200,000.00	10/06/24
11	30502973	IN	Fremont	CA	Actual/360	4.410%	139,650.00	0.00	0.00	N/A	05/06/29	--	38,000,000.00	38,000,000.00	10/06/24
12	30316186	MF	Lisle	IL	Actual/360	4.935%	143,937.50	0.00	0.00	N/A	03/06/29	--	35,000,000.00	35,000,000.00	10/06/24
13	30316187	OF	San Francisco	CA	Actual/360	4.060%	116,048.33	0.00	0.00	N/A	05/06/29	--	34,300,000.00	34,300,000.00	10/06/24
14	30316188	MF	Austell	GA	Actual/360	4.600%	126,500.00	0.00	0.00	N/A	05/06/29	--	33,000,000.00	33,000,000.00	10/06/24
15	30502778	RT	Howell	NJ	Actual/360	5.100%	107,168.12	36,713.57	0.00	N/A	05/01/29	--	25,216,028.64	25,179,315.07	12/01/22
16	30316189	IN	Various	Various	Actual/360	4.660%	95,665.92	0.00	0.00	N/A	04/06/29	--	24,635,000.00	24,635,000.00	10/06/24
17	30502953	LO	Melbourne	FL	Actual/360	4.819%	98,381.79	0.00	0.00	N/A	06/01/24	--	24,500,000.00	24,500,000.00	10/01/24
18	30502725	OF	Kansas City	MO	Actual/360	4.950%	92,404.65	35,700.15	0.00	N/A	05/01/26	--	22,401,127.78	22,365,427.63	10/01/24
19	30316190	MF	Detroit	MI	Actual/360	4.750%	76,469.38	37,024.71	0.00	N/A	03/06/29	--	19,318,581.43	19,281,556.72	10/06/24
20	30503026	MU	New York	NY	Actual/360	4.830%	80,500.00	0.00	0.00	N/A	05/06/29	--	20,000,000.00	20,000,000.00	09/06/24
22	30316191	MF	Tumwater	WA	Actual/360	5.020%	77,788.97	22,825.37	0.00	N/A	04/06/29	--	18,594,972.08	18,572,146.71	09/06/24
23	30316192	IN	Midland	TX	Actual/360	4.920%	65,034.53	26,991.61	0.00	N/A	06/06/29	--	15,862,079.84	15,835,088.23	10/06/24
24	30316193	LO	Saint Louis	MO	Actual/360	4.770%	59,894.48	26,376.35	0.00	N/A	05/06/29	--	15,067,793.02	15,041,416.67	10/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	30316194	SS	Various	GA	Actual/360	4.600%	56,706.09	21,984.82	0.00	N/A	05/06/29	--	14,792,892.32	14,770,907.50	10/06/24
26	30316195	MF	Cleveland	OH	Actual/360	4.990%	60,326.23	21,512.92	0.00	N/A	05/06/29	--	14,507,310.18	14,485,797.26	10/06/24
27	30316196	LO	Lynchburg	VA	Actual/360	4.760%	50,704.52	22,410.52	0.00	N/A	05/06/29	--	12,782,650.90	12,760,240.38	10/06/24
28	30316197	IN	Moraine	OH	Actual/360	4.760%	49,409.74	21,838.25	0.00	N/A	05/06/29	--	12,456,237.21	12,434,398.96	10/06/24
29	30502811	OF	Deerfield	IL	Actual/360	4.425%	40,766.58	29,146.70	0.00	N/A	05/06/24	--	11,055,343.25	11,026,196.55	07/06/24
30	30316198	MF	Houston	TX	Actual/360	5.210%	47,840.69	18,126.77	0.00	N/A	04/06/29	--	11,018,968.83	11,000,842.06	10/06/24
32	30316200	RT	Lubbock	TX	Actual/360	4.900%	41,406.64	14,319.67	0.00	N/A	05/06/29	--	10,140,400.53	10,126,080.86	10/06/24
33	30502978	RT	Hershey	PA	Actual/360	4.250%	36,833.33	0.00	0.00	N/A	05/06/29	--	10,400,000.00	10,400,000.00	10/06/24
34	30316201	RT	Phoenix	AZ	Actual/360	4.750%	33,780.67	13,167.59	0.00	N/A	05/06/29	--	8,534,062.88	8,520,895.29	10/06/24
35	30316202	LO	Pell City	AL	Actual/360	4.570%	32,751.67	0.00	0.00	N/A	04/06/29	--	8,600,000.00	8,600,000.00	10/06/24
36	30502422	MU	San Francisco	CA	Actual/360	5.240%	34,256.50	0.00	0.00	N/A	03/06/29	--	7,845,000.00	7,845,000.00	10/06/24
37	30502812	MF	San Francisco	CA	Actual/360	5.100%	31,025.00	0.00	0.00	N/A	05/06/29	--	7,300,000.00	7,300,000.00	10/06/24
38	30316203	MF	Flint	MI	Actual/360	5.140%	20,857.21	8,049.53	0.00	N/A	05/06/29	--	4,869,387.90	4,861,338.37	10/06/24
39	30316204	RT	Lubbock	TX	Actual/360	4.550%	18,958.33	0.00	0.00	N/A	03/06/29	--	5,000,000.00	5,000,000.00	10/06/24
40	30316205	RT	Jacksonville	NC	Actual/360	4.700%	13,671.71	13,676.87	0.00	N/A	05/06/29	--	3,490,650.07	3,476,973.20	10/06/24
Totals							3,745,328.68	369,865.40	0.00				1,002,738,486.86	1,002,368,621.46
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A13	55,728,669.00	13,937,311.90	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A24	55,728,669.00	13,937,311.90	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A63	65,702,927.10	70,398,360.28	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A82	65,702,927.10	70,398,360.28	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A62	65,702,927.10	70,398,360.28	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	21,979,577.70	21,994,333.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A6	46,452,556.48	54,193,824.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A7	46,452,556.48	54,193,824.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A7	0.00	16,161,205.04	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A8	0.00	16,161,205.04	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,450,633.74	6,336,605.16	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,426,246.48	877,947.91	01/01/24	03/31/24	--	0.00	0.00	230,863.19	230,863.19	0.00	0.00
9	20,715,235.99	21,598,716.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1B	31,595,280.45	7,869,367.42	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1C	31,595,280.45	7,869,367.42	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,008,010.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,200,217.50	6,554,627.12	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,099,879.33	1,667,662.60	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,284,464.62	4,058,528.61	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,256,546.62	501,528.09	01/01/24	03/31/24	05/09/24	10,252,047.71	985,762.64	2,086,856.69	2,086,856.69	0.00	0.00
16	3,197,437.00	3,706,222.13	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,972,942.34	1,110,589.25	01/01/24	03/31/24	08/12/24	6,125,000.00	0.00	0.00	0.00	0.00	0.00
18	2,524,049.47	2,561,368.06	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	6,527,584.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,403,064.57	0.00	--	--	07/08/24	13,417,047.02	53,961.69	26,475.81	26,475.81	0.00	0.00
22	1,456,692.44	0.00	--	--	--	0.00	0.00	100,575.60	100,575.60	6,480.07	0.00
23	2,388,606.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	450,739.68	564,389.08	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,203,168.99	671,990.71	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,504,721.56	1,414,768.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	4,733,672.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	4,810,380.27	1,248,116.75	01/01/24	03/31/24	07/11/24	2,784,859.86	31,474.33	69,764.49	178,194.70	492,048.54	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	846,864.03	969,174.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,171,256.80	1,170,248.11	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	930,363.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	2,161,943.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	748,909.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	234,810.97	53,547.76	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	562,055.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	696,849.53	835,011.57	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	511,554.06	412,800.51	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	582,958,328.55	475,988,618.68				32,578,954.59	1,071,198.66	2,514,535.78	2,622,965.99	498,528.61	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481984%	4.463813%	51
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.482120%	4.463947%	52
08/16/24	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.482243%	4.464068%	53
07/17/24	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.482366%	4.464190%	54
06/17/24	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	13,529,570.89	0	0.00	4.502922%	4.484264%	53
05/17/24	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.510246%	4.491417%	53
04/17/24	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.510362%	4.491533%	54
03/15/24	0	0.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.510459%	4.491628%	55
02/16/24	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.510573%	4.491740%	56
01/18/24	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	25,490,173.02	0	0.00	0	0.00	4.510668%	4.491834%	57
12/15/23	0	0.00	0	0.00	1	25,521,970.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.510763%	4.491928%	58
11/17/23	0	0.00	0	0.00	1	25,557,234.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.510867%	4.492030%	59
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
8	30315742	09/01/24	0	B	230,863.19	230,863.19	0.00		48,350,000.00
20	30503026	09/06/24	0	B	26,475.81	26,475.81	0.00		20,000,000.00	02/06/24	98
22	30316191	09/06/24	0	B	100,575.60	100,575.60	6,480.07		18,594,972.08
29	30502811	07/06/24	2	5	69,764.49	178,194.70	493,602.69		11,110,602.83	05/07/24	10
Totals					427,679.09	536,109.30	500,082.76		98,055,574.91
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		35,526,197	24,500,000	11,026,197		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		22,365,428	22,365,428	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		861,776,997	861,776,997	0		0
> 60 Months		82,700,000	82,700,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	1,002,368,621	991,342,425	0	11,026,197	0	0
Sep-24	1,002,738,487	991,683,144	0	0	11,055,343	0
Aug-24	1,003,077,131	971,994,105	20,000,000	0	11,083,026	0
Jul-24	1,003,414,368	947,803,765	0	20,000,000	35,610,603	0
Jun-24	1,040,250,454	1,009,111,015	20,000,000	0	11,139,439	0
May-24	1,054,114,339	1,022,947,537	20,000,000	0	11,166,803	0
Apr-24	1,054,477,180	1,034,477,180	20,000,000	0	0	0
Mar-24	1,054,788,902	1,034,788,902	0	0	20,000,000	0
Feb-24	1,055,154,152	1,035,154,152	0	20,000,000	0	0
Jan-24	1,055,463,065	1,035,463,065	20,000,000	0	0	0
Dec-23	1,055,770,697	1,030,248,726	0	0	25,521,971	0
Nov-23	1,056,104,590	1,030,547,356	0	0	25,557,234	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	30502778	25,179,315.07	25,917,733.35	30,700,000.00	02/01/24	441,928.84	0.58000	03/31/24	05/01/29	295
17	30502953	24,500,000.00	24,500,000.00	26,500,000.00	08/20/24	1,110,589.25	4.84000	03/31/24	06/01/24	I/O
20	30503026	20,000,000.00	20,000,000.00	17,800,000.00	03/13/24	2,206,481.57	0.82000	12/31/23	05/06/29	I/O
29	30502811	11,026,196.55	11,110,602.83	16,900,000.00	03/05/19	1,187,960.25	5.66000	03/31/24	05/06/24	234
Totals		80,705,511.62	81,528,336.18	91,900,000.00		4,946,959.91

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	30502778	RT	NJ	09/10/20	1
10/11/2024 - Borrower and Special Servicer have executed a Loan Modification Agreement. Loan is performing under the Modification Agreement as of October 2024.

17	30502953	LO	FL	04/03/24	4

10/11/2024 - The Loan transferred for Imminent Monetary Default. Special Servicer has sent PNL and Hello Letter are is currently reviewing all options. Borrower has requested an extension which is currently in process; documents are being reviewed by Borrower.

20	30503026	MU	NY	02/06/24	98

"10/11/2024 - Loan transferred SS on 2/15/24 due to Delinquent Payments. Loan is currently due for 6/6/24. Collateral consists of a ~61K SF office building (''Property''), including 4K SF of ground floor retail, located in the Greenwich Village neig hborhood of New York City. WeWork (exp. 10/31/34) occupied 100% of the Property and stopped paying rent in October 2023. On 11/6/23, WeWork filed Chapter 11 bankruptcy and subsequently filed a motion to reject its lease at the Property on 11/7/23. Local counsel was retained to file for foreclosure and/or receivership. Foreclosure was filed on 8/7/24. Lender will dual track the foreclosure process while discussing workout alternatives with Borrower."

29	30502811	OF	IL	05/07/24	10

10/11/2024 - Loan recently transferred to Special Servicing due to upcoming maturity. Borrower has executed PNL; Borrower has requested a DPO and is also discussing possible terms for turning over the property by way of a DIL. Special

Servicer is reviewing options and current leasing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
15	30502778	0.00	5.10000%	0.00	5.10000%	8	10/31/23	10/31/23	12/12/23
17	30502953	0.00	4.81870%	0.00	4.81870%	8	12/31/20	12/31/20	01/26/21
20	30503026	0.00	4.83000%	0.00	4.83000%	8	06/30/21	06/30/21	07/12/21
24	30316193	0.00	4.77000%	0.00	4.77000%	10	12/30/20	07/06/20	01/14/21
27	30316196	13,760,675.31	4.76000%	13,760,675.31	4.76000%	8	06/29/20	06/29/20	06/29/20
39	30316204	0.00	4.55000%	0.00	4.55000%	10	09/27/21	09/27/21	01/25/22
Totals		13,760,675.31		13,760,675.31
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	30316183	07/17/24	36,470,429.11	144,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			36,470,429.11	144,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	30316183	07/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	5,253.34	0.00	0.00	4,033.22	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	5,104.17	0.00	0.00	0.00	0.00	0.00	49.75	0.00	0.00	0.00
20	0.00	0.00	4,166.67	0.00	0.00	(1,798.72)	0.00	0.00	55.47	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,709.46	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	862.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	62.20	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	189.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,024.18	0.00	1,052.29	2,234.50	0.00	0.00	1,876.88	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		23,187.85

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "EU Risk Retention" tab for the Benchmark 2019-B11 Mortgage Trust transaction, certain information provided to the

Certificate Administrator regarding the Retaining Sponsor's compliance with the EU Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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